Document and Entity Information	12 Months Ended
Jan. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	FIDELITY PHILLIPS STREET TRUST
Central Index Key	0000278001
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 29, 2013
Prospectus Date	Jan 29, 2013

Fidelity Cash Reserves
Fund Summary Fund: Fidelity® Cash Reserves
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Cash Reserves Class: Fidelity Cash Reserves
Wire redemption fee	5

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Cash Reserves Class: Fidelity Cash Reserves
Management fee	0.17%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.38%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Fidelity Cash Reserves Class: Fidelity Cash Reserves
1 year	39
3 years	122
5 years	213
10 years	480

Principal Investment Strategies
  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.27%	September 30, 2007
Lowest Quarter Return	0.00%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Fidelity Cash Reserves Class: Fidelity Cash Reserves	0.02%	0.71%	1.81%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY PHILLIPS STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Fidelity Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity® Cash Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing more than 25% of total assets in the financial services industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.27%	September 30, 2007
Lowest Quarter Return	0.00%	June 30, 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2012
Fidelity Cash Reserves | Class: Fidelity Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Wire redemption fee	rr_RedemptionFee	5
Management fee	rr_ManagementFeesOverAssets	0.17%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
1 year	rr_ExpenseExampleYear01	39
3 years	rr_ExpenseExampleYear03	122
5 years	rr_ExpenseExampleYear05	213
10 years	rr_ExpenseExampleYear10	480
2003	rr_AnnualReturn2003	0.90%
2004	rr_AnnualReturn2004	1.06%
2005	rr_AnnualReturn2005	2.93%
2006	rr_AnnualReturn2006	4.75%
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	2.89%
2009	rr_AnnualReturn2009	0.61%
2010	rr_AnnualReturn2010	0.06%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Fidelity Cash Reserves
Past 1 year	rr_AverageAnnualReturnYear01	0.02%
Past 5 years	rr_AverageAnnualReturnYear05	0.71%
Past 10 years	rr_AverageAnnualReturnYear10	1.81%

Fidelity U.S. Government Reserves
Fund Summary Fund: Fidelity® U.S. Government Reserves
Investment Objective
The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity U.S. Government Reserves Class: Fidelity U.S. Government Reserves
Wire redemption fee	5

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity U.S. Government Reserves Class: Fidelity U.S. Government Reserves
Management fee	0.17%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.32%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Fidelity U.S. Government Reserves Class: Fidelity U.S. Government Reserves
1 year	33
3 years	103
5 years	180
10 years	406

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.26%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2010

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years
Fidelity U.S. Government Reserves Class: Fidelity U.S. Government Reserves	0.01%	0.57%	1.74%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY PHILLIPS STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Fidelity U.S. Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity® U.S. Government Reserves
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.26%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2012
Fidelity U.S. Government Reserves | Class: Fidelity U.S. Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Wire redemption fee	rr_RedemptionFee	5
Management fee	rr_ManagementFeesOverAssets	0.17%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%
1 year	rr_ExpenseExampleYear01	33
3 years	rr_ExpenseExampleYear03	103
5 years	rr_ExpenseExampleYear05	180
10 years	rr_ExpenseExampleYear10	406
2003	rr_AnnualReturn2003	0.91%
2004	rr_AnnualReturn2004	1.09%
2005	rr_AnnualReturn2005	2.95%
2006	rr_AnnualReturn2006	4.77%
2007	rr_AnnualReturn2007	4.97%
2008	rr_AnnualReturn2008	2.45%
2009	rr_AnnualReturn2009	0.37%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Fidelity U.S. Government Reserves
Past 1 year	rr_AverageAnnualReturnYear01	0.01%
Past 5 years	rr_AverageAnnualReturnYear05	0.57%
Past 10 years	rr_AverageAnnualReturnYear10	1.74%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY PHILLIPS STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013